Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Government institutions	151	263
Prepaid expenses	2,864	1,435
Receivable from sale of ADSs	44	-

	3,059	1,698